Preferred Shares - Characteristics Specific to Series of Preferred Shares (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Series A
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 0.71924
Series A | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	2.03%
Series B
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.60106
Series B | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	2.03%
Series C
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.46352
Series C | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.10%
Series D
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.86801
Series D | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.10%
Series E
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.72352
Series E | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.65%
Series G
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.47012
Series G | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.80%